Segment Information - Schedule of Company’s Performance and Making Key Decisions Regarding Resource Allocation (Details) - NorthView Acquisition Corp [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Condensed Income Statements, Captions [Line Items]
Trust Account	$ 1,920,401		$ 8,330,835
Cash			16,204
Restricted Cash	18,450
General and administrative expenses	583,581	470,841
Interest earned on the Trust Account	$ 79,925	$ 116,664